Pension and Other Benefit Plans Schedule of Defined Benefit Disclosure table (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended								0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended																																																																																																																																																																																																																																			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended							12 Months Ended
	Mar. 29, 2013 number_of_plans	Mar. 30, 2012	Apr. 01, 2011	Apr. 02, 2010	Mar. 29, 2013 US pension plans [Member]	Mar. 30, 2012 US pension plans [Member]	Mar. 29, 2013 Non-US pension plans [Member]	Mar. 30, 2012 Non-US pension plans [Member]	Mar. 21, 2013 Equity Securities [Member] US pension plans [Member]	Mar. 29, 2013 Equity Securities [Member] US pension plans [Member]	Mar. 29, 2013 Equity Securities [Member] Non-US pension plans [Member]	Mar. 29, 2013 Insurance contracts [Member] Level 3 [Member]	Mar. 30, 2012 Insurance contracts [Member] Level 3 [Member]	Mar. 21, 2013 Fixed Income Securities [Member] US pension plans [Member]	Mar. 29, 2013 Fixed Income Securities [Member] US pension plans [Member]	Mar. 29, 2013 Fixed Income Securities [Member] Non-US pension plans [Member]	Mar. 21, 2013 Cash and Other Investments [Member]	Mar. 29, 2013 Cash and Other Investments [Member] US pension plans [Member]	Mar. 21, 2013 Alternative Investments [Member] US pension plans [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Equity Securities Global/International [Member] Level 1 [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Equity Securities Global/International [Member] Level 1 [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Equity Securities Global/International [Member] Level 2 [Member]		Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Equity Securities Global/International [Member] Level 2 [Member]		Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Equity Securities Global/International [Member] Level 3 [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Equity Securities Global/International [Member] Level 3 [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Equity Securities Global/International [Member] Total [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Equity Securities Global/International [Member] Total [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Equity Securities US Domestic Stocks [Member] Level 1 [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Equity Securities US Domestic Stocks [Member] Level 1 [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Equity Securities US Domestic Stocks [Member] Level 2 [Member]		Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Equity Securities US Domestic Stocks [Member] Level 2 [Member]		Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Equity Securities US Domestic Stocks [Member] Level 3 [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Equity Securities US Domestic Stocks [Member] Level 3 [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Equity Securities US Domestic Stocks [Member] Total [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Equity Securities US Domestic Stocks [Member] Total [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Equity Securities Domestic Equity commingled funds [Member] Level 1 [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Equity Securities Domestic Equity commingled funds [Member] Level 1 [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Equity Securities Domestic Equity commingled funds [Member] Level 2 [Member]		Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Equity Securities Domestic Equity commingled funds [Member] Level 2 [Member]		Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Equity Securities Domestic Equity commingled funds [Member] Level 3 [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Equity Securities Domestic Equity commingled funds [Member] Level 3 [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Equity Securities Domestic Equity commingled funds [Member] Total [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Equity Securities Domestic Equity commingled funds [Member] Total [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Equity Securities Global Equity commingled funds [Member] Level 1 [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Equity Securities Global Equity commingled funds [Member] Level 1 [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Equity Securities Global Equity commingled funds [Member] Level 2 [Member]		Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Equity Securities Global Equity commingled funds [Member] Level 2 [Member]		Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Equity Securities Global Equity commingled funds [Member] Level 3 [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Equity Securities Global Equity commingled funds [Member] Level 3 [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Equity Securities Global Equity commingled funds [Member] Total [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Equity Securities Global Equity commingled funds [Member] Total [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Equity Securities Global Equity mutual funds [Member] Level 1 [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Equity Securities Global Equity mutual funds [Member] Level 1 [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Equity Securities Global Equity mutual funds [Member] Level 2 [Member]		Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Equity Securities Global Equity mutual funds [Member] Level 2 [Member]		Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Equity Securities Global Equity mutual funds [Member] Level 3 [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Equity Securities Global Equity mutual funds [Member] Level 3 [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Equity Securities Global Equity mutual funds [Member] Total [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Equity Securities Global Equity mutual funds [Member] Total [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Fixed Income US Treasuries [Member] Level 1 [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Fixed Income US Treasuries [Member] Level 1 [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Fixed Income US Treasuries [Member] Level 2 [Member]		Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Fixed Income US Treasuries [Member] Level 2 [Member]		Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Fixed Income US Treasuries [Member] Level 3 [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Fixed Income US Treasuries [Member] Level 3 [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Fixed Income US Treasuries [Member] Total [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Fixed Income US Treasuries [Member] Total [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Fixed Income US Government Agencies [Member] Level 1 [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Fixed Income US Government Agencies [Member] Level 1 [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Fixed Income US Government Agencies [Member] Level 2 [Member]		Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Fixed Income US Government Agencies [Member] Level 2 [Member]		Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Fixed Income US Government Agencies [Member] Level 3 [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Fixed Income US Government Agencies [Member] Level 3 [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Fixed Income US Government Agencies [Member] Total [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Fixed Income US Government Agencies [Member] Total [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Fixed Income Non US Government [Member] Level 1 [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Fixed Income Non US Government [Member] Level 1 [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Fixed Income Non US Government [Member] Level 2 [Member]		Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Fixed Income Non US Government [Member] Level 2 [Member]		Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Fixed Income Non US Government [Member] Level 3 [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Fixed Income Non US Government [Member] Level 3 [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Fixed Income Non US Government [Member] Total [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Fixed Income Non US Government [Member] Total [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Fixed income mortgage asset backed securities [Member] Level 1 [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Fixed income mortgage asset backed securities [Member] Level 1 [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Fixed income mortgage asset backed securities [Member] Level 2 [Member]		Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Fixed income mortgage asset backed securities [Member] Level 2 [Member]		Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Fixed income mortgage asset backed securities [Member] Level 3 [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Fixed income mortgage asset backed securities [Member] Level 3 [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Fixed income mortgage asset backed securities [Member] Total [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Fixed income mortgage asset backed securities [Member] Total [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Fixed Income Corporate [Member] Level 1 [Member]		Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Fixed Income Corporate [Member] Level 1 [Member]		Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Fixed Income Corporate [Member] Level 2 [Member]		Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Fixed Income Corporate [Member] Level 2 [Member]		Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Fixed Income Corporate [Member] Level 3 [Member]		Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Fixed Income Corporate [Member] Level 3 [Member]		Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Fixed Income Corporate [Member] Total [Member]		Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Fixed Income Corporate [Member] Total [Member]		Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Fixed Income commingled funds [Member] Level 1 [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Fixed Income commingled funds [Member] Level 1 [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Fixed Income commingled funds [Member] Level 2 [Member]		Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Fixed Income commingled funds [Member] Level 2 [Member]		Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Fixed Income commingled funds [Member] Level 3 [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Fixed Income commingled funds [Member] Level 3 [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Fixed Income commingled funds [Member] Total [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Fixed Income commingled funds [Member] Total [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Cash equivalents [Member] Level 1 [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Cash equivalents [Member] Level 1 [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Cash equivalents [Member] Level 2 [Member]		Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Cash equivalents [Member] Level 2 [Member]		Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Cash equivalents [Member] Level 3 [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Cash equivalents [Member] Level 3 [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Cash equivalents [Member] Total [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Cash equivalents [Member] Total [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Total [Member] Level 1 [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Total [Member] Level 1 [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Total [Member] Level 2 [Member]		Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Total [Member] Level 2 [Member]		Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Total [Member] Level 3 [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Total [Member] Level 3 [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Total [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Total [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Unsettled Trade Receivable and Accrued Income [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Unsettled Trade Receivable and Accrued Income [Member]	Mar. 29, 2013 US pension and other postretirement benefit plans [Member] Unsettled trade payables and accrued expenses [Member]	Mar. 30, 2012 US pension and other postretirement benefit plans [Member] Unsettled trade payables and accrued expenses [Member]	Mar. 29, 2013 Non-US pension plans [Member] Total [Member]	Mar. 30, 2012 Non-US pension plans [Member] Total [Member]	Mar. 29, 2013 Non-US pension plans [Member] Equity Securities Global/International [Member] Level 1 [Member]	Mar. 30, 2012 Non-US pension plans [Member] Equity Securities Global/International [Member] Level 1 [Member]	Mar. 29, 2013 Non-US pension plans [Member] Equity Securities Global/International [Member] Level 2 [Member]		Mar. 30, 2012 Non-US pension plans [Member] Equity Securities Global/International [Member] Level 2 [Member]		Mar. 29, 2013 Non-US pension plans [Member] Equity Securities Global/International [Member] Level 3 [Member]	Mar. 30, 2012 Non-US pension plans [Member] Equity Securities Global/International [Member] Level 3 [Member]	Mar. 29, 2013 Non-US pension plans [Member] Equity Securities Global/International [Member] Total [Member]	Mar. 30, 2012 Non-US pension plans [Member] Equity Securities Global/International [Member] Total [Member]	Mar. 29, 2013 Non-US pension plans [Member] Equity Securities Global Equity mutual funds [Member] Level 1 [Member]	Mar. 30, 2012 Non-US pension plans [Member] Equity Securities Global Equity mutual funds [Member] Level 1 [Member]	Mar. 29, 2013 Non-US pension plans [Member] Equity Securities Global Equity mutual funds [Member] Level 2 [Member]		Mar. 30, 2012 Non-US pension plans [Member] Equity Securities Global Equity mutual funds [Member] Level 2 [Member]		Mar. 29, 2013 Non-US pension plans [Member] Equity Securities Global Equity mutual funds [Member] Level 3 [Member]	Mar. 30, 2012 Non-US pension plans [Member] Equity Securities Global Equity mutual funds [Member] Level 3 [Member]	Mar. 29, 2013 Non-US pension plans [Member] Equity Securities Global Equity mutual funds [Member] Total [Member]	Mar. 30, 2012 Non-US pension plans [Member] Equity Securities Global Equity mutual funds [Member] Total [Member]	Mar. 29, 2013 Non-US pension plans [Member] Fixed Income commingled funds [Member] Level 1 [Member]	Mar. 30, 2012 Non-US pension plans [Member] Fixed Income commingled funds [Member] Level 1 [Member]	Mar. 29, 2013 Non-US pension plans [Member] Fixed Income commingled funds [Member] Level 2 [Member]		Mar. 30, 2012 Non-US pension plans [Member] Fixed Income commingled funds [Member] Level 2 [Member]		Mar. 29, 2013 Non-US pension plans [Member] Fixed Income commingled funds [Member] Level 3 [Member]	Mar. 30, 2012 Non-US pension plans [Member] Fixed Income commingled funds [Member] Level 3 [Member]	Mar. 29, 2013 Non-US pension plans [Member] Fixed Income commingled funds [Member] Total [Member]	Mar. 30, 2012 Non-US pension plans [Member] Fixed Income commingled funds [Member] Total [Member]	Mar. 29, 2013 Non-US pension plans [Member] Cash equivalents [Member] Level 1 [Member]	Mar. 30, 2012 Non-US pension plans [Member] Cash equivalents [Member] Level 1 [Member]	Mar. 29, 2013 Non-US pension plans [Member] Cash equivalents [Member] Level 2 [Member]		Mar. 30, 2012 Non-US pension plans [Member] Cash equivalents [Member] Level 2 [Member]		Mar. 29, 2013 Non-US pension plans [Member] Cash equivalents [Member] Level 3 [Member]	Mar. 30, 2012 Non-US pension plans [Member] Cash equivalents [Member] Level 3 [Member]	Mar. 29, 2013 Non-US pension plans [Member] Cash equivalents [Member] Total [Member]	Mar. 30, 2012 Non-US pension plans [Member] Cash equivalents [Member] Total [Member]	Mar. 29, 2013 Non-US pension plans [Member] Total [Member] Level 1 [Member]	Mar. 30, 2012 Non-US pension plans [Member] Total [Member] Level 1 [Member]	Mar. 29, 2013 Non-US pension plans [Member] Total [Member] Level 2 [Member]		Mar. 30, 2012 Non-US pension plans [Member] Total [Member] Level 2 [Member]		Mar. 29, 2013 Non-US pension plans [Member] Total [Member] Level 3 [Member]	Mar. 30, 2012 Non-US pension plans [Member] Total [Member] Level 3 [Member]	Mar. 29, 2013 Non-US pension plans [Member] Total [Member]	Mar. 30, 2012 Non-US pension plans [Member] Total [Member]	Mar. 29, 2013 Non-US pension plans [Member] Unsettled Trade Receivable and Accrued Income [Member] Total [Member]	Mar. 30, 2012 Non-US pension plans [Member] Unsettled Trade Receivable and Accrued Income [Member] Total [Member]	Mar. 29, 2013 Non-US pension plans [Member] Equity Securities US/North American Equity commingled funds [Member] Level 1 [Member]	Mar. 30, 2012 Non-US pension plans [Member] Equity Securities US/North American Equity commingled funds [Member] Level 1 [Member]	Mar. 29, 2013 Non-US pension plans [Member] Equity Securities US/North American Equity commingled funds [Member] Level 2 [Member]		Mar. 30, 2012 Non-US pension plans [Member] Equity Securities US/North American Equity commingled funds [Member] Level 2 [Member]		Mar. 29, 2013 Non-US pension plans [Member] Equity Securities US/North American Equity commingled funds [Member] Level 3 [Member]	Mar. 30, 2012 Non-US pension plans [Member] Equity Securities US/North American Equity commingled funds [Member] Level 3 [Member]	Mar. 29, 2013 Non-US pension plans [Member] Equity Securities US/North American Equity commingled funds [Member] Total [Member]	Mar. 30, 2012 Non-US pension plans [Member] Equity Securities US/North American Equity commingled funds [Member] Total [Member]	Mar. 29, 2013 Non-US pension plans [Member] Insurance contracts [Member] Level 1 [Member]	Mar. 30, 2012 Non-US pension plans [Member] Insurance contracts [Member] Level 1 [Member]	Mar. 29, 2013 Non-US pension plans [Member] Insurance contracts [Member] Level 2 [Member]		Mar. 30, 2012 Non-US pension plans [Member] Insurance contracts [Member] Level 2 [Member]		Mar. 29, 2013 Non-US pension plans [Member] Insurance contracts [Member] Level 3 [Member]	Mar. 30, 2012 Non-US pension plans [Member] Insurance contracts [Member] Level 3 [Member]	Mar. 29, 2013 Non-US pension plans [Member] Insurance contracts [Member] Total [Member]	Mar. 30, 2012 Non-US pension plans [Member] Insurance contracts [Member] Total [Member]	Mar. 29, 2013 Non-US pension plans [Member] Other Investments [Member] Level 1 [Member]	Mar. 30, 2012 Non-US pension plans [Member] Other Investments [Member] Level 1 [Member]	Mar. 29, 2013 Non-US pension plans [Member] Other Investments [Member] Level 2 [Member]		Mar. 30, 2012 Non-US pension plans [Member] Other Investments [Member] Level 2 [Member]		Mar. 29, 2013 Non-US pension plans [Member] Other Investments [Member] Level 3 [Member]	Mar. 30, 2012 Non-US pension plans [Member] Other Investments [Member] Level 3 [Member]	Mar. 29, 2013 Non-US pension plans [Member] Other Investments [Member] Total [Member]	Mar. 30, 2012 Non-US pension plans [Member] Other Investments [Member] Total [Member]	Jun. 28, 2013 Pension Plans, Defined Benefit [Member] US pension plans [Member]	Jun. 29, 2012 Pension Plans, Defined Benefit [Member] US pension plans [Member]	Mar. 29, 2013 Pension Plans, Defined Benefit [Member] US pension plans [Member]	Mar. 30, 2012 Pension Plans, Defined Benefit [Member] US pension plans [Member]	Apr. 01, 2011 Pension Plans, Defined Benefit [Member] US pension plans [Member]	Jun. 28, 2013 Pension Plans, Defined Benefit [Member] Non-US pension plans [Member]	Jun. 29, 2012 Pension Plans, Defined Benefit [Member] Non-US pension plans [Member]	Mar. 29, 2013 Pension Plans, Defined Benefit [Member] Non-US pension plans [Member]	Mar. 30, 2012 Pension Plans, Defined Benefit [Member] Non-US pension plans [Member]	Apr. 01, 2011 Pension Plans, Defined Benefit [Member] Non-US pension plans [Member]	Jun. 28, 2013 Other Postretirement Benefit Plans, Defined Benefit [Member]	Jun. 29, 2012 Other Postretirement Benefit Plans, Defined Benefit [Member]	Mar. 29, 2013 Other Postretirement Benefit Plans, Defined Benefit [Member]	Mar. 30, 2012 Other Postretirement Benefit Plans, Defined Benefit [Member]	Apr. 01, 2011 Other Postretirement Benefit Plans, Defined Benefit [Member]	Mar. 29, 2013 Other Postretirement Benefit Plans, Defined Benefit [Member] US pension plans [Member]	Mar. 30, 2012 Other Postretirement Benefit Plans, Defined Benefit [Member] US pension plans [Member]	Mar. 29, 2013 Other Postretirement Benefit Plans, Defined Benefit [Member] Non-US pension plans [Member]	Mar. 30, 2012 Other Postretirement Benefit Plans, Defined Benefit [Member] Non-US pension plans [Member]	Mar. 29, 2013 Key executives [Member] number_of_plans	Mar. 29, 2013 Non-employee directors [Member] number_of_plans
Deferred Compensation Arrangements [Abstract]
Number of plans within deferred compensation plan	2																																																																																																																																																																																																																																																																								1	1
Maximum amount of compensation that plan participant is allowed to defer of their eligible compensation (in hundreths)																																																																																																																																																																																																																																																																									100.00%	100.00%
The liability included in other long-term liabilities under the plan	$ 125		$ 129
The company's expense under the plan	8		8	8
Retirement Plan Asset Strategy [Abstract]
Defined Benefit Plan Target Plan Asset Allocations Range Minimum									37.00%	49.00%				29.00%	34.00%		0.00%	0.00%	0.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum									66.00%	66.00%	40.00%			44.00%	44.00%	31.00%	10.00%	10.00%	25.00%
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	5	0			3,209	2,500	2,550	2,295				5								3,209	2,500	31	25	38	[1]	34	[1]	0	0	69	59	51	40	0	[1]	0	[1]	0	0	51	40	5	5	1,325	[1]	1,040	[1]	0	0	1,330	1,045	0	0	380	[1]	250	[1]	0	0	380	250	83	93	0	[1]	0	[1]	0	0	83	93	0	0	87	[1]	72	[1]	0	0	87	72	0	0	11	[1]	10	[1]	0	0	11	10	0	0	5	[1]	2	[1]	0	0	5	2	0	0	131	[1]	118	[1]	0	0	131	118	0	[2]	0	[2]	74	[1],[2]	82	[1],[2]	0	[2]	0	[2]	74	[2]	82	[2]	3	3	959	[1]	689	[1]	0	0	962	692	8	8	117	[1]	58	[1]	0	0	125	66	181	174	3,127	[1]	2,355	[1]	0	0	3,308	2,529	79	84	(178)	(113)	2,550	2,295	0	0	915	[1]	757	[1]	0	0	915	757	0	78	0	[1]	0	[1]	0	0	0	78	0	115	1,311	[1]	1,104	[1]	0	0	1,311	1,219	0	0	25	[1]	13	[1]	0	0	25	13	0	193	2,545	[1]	2,097	[1]	6	5	2,551	2,295	(1)	0	0	0	54	[1]	40	[1]	0	0	54	40	0	0	157	[1]	141	[1]	6	5	163	146	0	0	83	[1]	42	[1]	0	0	83	42	3,125	2,419	2,419	2,276		2,550	2,295	2,295	2,083		84	81	81	79		84	81	0	0
Asset acquired in purchase of iSOFT		3
Actual return on plan assets relating to assets still held at the reporting date		0										1
Actual return on plan assets relateing to assets sold during the period		0										0
Purchases, sales, and settlements		2										0
Transfers in and / or out of Level 3		0											0
Changes due to exchange rates		0										0																																																																																																																																																																																																																																												0	0				(141)	(22)				0	(1)
Ending balance		5	0		3,209	2,500	2,550	2,295				6	5							3,209	2,500	31	25	38	[1]	34	[1]	0	0	69	59	51	40	0	[1]	0	[1]	0	0	51	40	5	5	1,325	[1]	1,040	[1]	0	0	1,330	1,045	0	0	380	[1]	250	[1]	0	0	380	250	83	93	0	[1]	0	[1]	0	0	83	93	0	0	87	[1]	72	[1]	0	0	87	72	0	0	11	[1]	10	[1]	0	0	11	10	0	0	5	[1]	2	[1]	0	0	5	2	0	0	131	[1]	118	[1]	0	0	131	118	0	[2]	0	[2]	74	[1],[2]	82	[1],[2]	0	[2]	0	[2]	74	[2]	82	[2]	3	3	959	[1]	689	[1]	0	0	962	692	8	8	117	[1]	58	[1]	0	0	125	66	181	174	3,127	[1]	2,355	[1]	0	0	3,308	2,529	79	84	(178)	(113)	2,550	2,295	0	0	915	[1]	757	[1]	0	0	915	757	0	78	0	[1]	0	[1]	0	0	0	78	0	115	1,311	[1]	1,104	[1]	0	0	1,311	1,219	0	0	25	[1]	13	[1]	0	0	25	13	0	193	2,545	[1]	2,097	[1]	6	5	2,551	2,295	(1)	0	0	0	54	[1]	40	[1]	0	0	54	40	0	0	157	[1]	141	[1]	6	5	163	146	0	0	83	[1]	42	[1]	0	0	83	42			3,125	2,419	2,276			2,550	2,295	2,083			84	81	79	84	81	0	0
Defined Benefit Plan, Expected Return on Plan Assets																																																																																																																																																																																																																																																						$ 51	$ 40	$ 160	$ 146	$ 157	$ 37	$ 31	$ 124	$ 129	$ 128	$ 1	$ 2	$ 5	$ 6	$ 6

[1]	The majority of retirement plan assets are invested in a variety of commingled funds and fixed income. This results in a high amount of Level 2 investments.
[2]	Primarily investment grade.